FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Convertible Notes
The following presents a rollforward of the activity for the Convertible Notes measured at fair value on a recurring basis using Level 3 inputs for the year ended December 31, 2022 (in thousands):

Convertible Notes (Level 3)
Balance at December 31, 2021	$557,007
Issuances (PIK principal recorded)	31,382
Settlements (including interest payments and conversions)	(23,144)
Unrealized gains	186,853
Transfers out of Level 3	(752,098)
Balance at December 31, 2022	$—